RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19.         RELATED PARTY TRANSACTIONS

a)           Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and controlling shareholder of the Company

Richard Jiangong Dai	Director of the board up until February 25, 2016

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo

Shanghai Yuyue Electronic Technology Development Co., Ltd (“Shanghai Yuyue”)	A company under the control of Vincent Tianquan Mo

China Index Holdings and its subsidiaries (“CIH”)	A company under the control of Vincent Tianquan Mo and the Company can exercise significant influence

Next Decade Technology Limited	A company under the control of Vincent Tianquan Mo

Media Partner Investments Limited	A company under the control of Vincent Tianquan Mo

Chongqing Wanli New Energy CO., LTD (“Wanli”)	Equity method investment

19.         RELATED PARTY TRANSACTIONS (continued)

b)          The Company had the following related party transactions for the years ended December 31, 2017, 2018 and 2019:

	For the Years Ended December 31,
	2017	2018	2019
	US$	US$	US$

Office building leased from:
- Vincent Tianquan Mo	159	162	156
Management fee incurred:
- Beihai Silver Beach	501	523	697
Listing service fee incurred:
- CIH	—	—	2,331
Office building leased to:
- CIH	—	—	615
IT service income from:
- CIH	—	—	756
Software license income from:
- CIH	—	—	40
Receipt of call option for acquisition of ordinary shares of CIH (Note 5) from:
- Next Decade Technology Limited and Media Partner Investments Limited	—	—	693
Acquisition of Class B ordinary shares of CIH (Note 5) from:
- Next Decade Technology Limited and Media Partner Investments Limited	—	—	29,950
Disposal of subsidiaries to:
- Shanghai Yuyue	—	—	7,394

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with office space of approximately 220 square feet in the Company’s building located in New York City, United States of America, free of charge. The estimated fair value of the free office space was insignificant for each of the years ended December 31, 2017, 2018 and 2019.

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$159 and US$162 and US$156, and the corresponding contribution from shareholder were included in the consolidated financial statements for the years ended December 31, 2017, 2018 and 2019, respectively.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by Shanghai BaoAn Enterprise and Shanghai BaoAn Hotel for ten years. The management fees incurred for the years ended December 31, 2017, 2018 and 2019 were US$501 and US$523, and US$697 respectively.  The balance as of December 31, 2018 represented outstanding management fees which were unsecured and interest-free.  The balance as of December 31, 2019 represented prepaid management fees.

Use of domain name of Che Tian Xia Company Ltd.

19.         RELATED PARTY TRANSACTIONS (continued)

In April 2013, the Company entered into a contract with Che Tian Xia Company Ltd. to use the latter’s domain name www.youtx.com for seven years at nil consideration.

Listing service fee provided by CIH

CIH acts as an agent on behalf of the Company on listing services for commercial properties. The Company recorded the service fee from CIH when the Company and its customers enter into a sales contract. Prior to June 11, 2019, these transactions are presented separately in selling expenses and income from discontinued operations. The amounts of service fee were US$561,  US$687 and US$1,495 for the years ended December 31, 2017 and 2018, and the period between January 1, 2019 and June 11, 2019. The amount of service fee was US$2,331 for the period between June 12, 2019 and December 31, 2019. On January 1, 2020, the Company and CIH agreed to terminate the cooperation agreement.

Office building leased to CIH

The Company leases out offices to CIH.  Prior to June 11, 2019, these transactions are presented separately in other income and income from discontinued operations. The amounts of lease income were US$1,268,  US$1,153 and US$490 for the years ended December 31, 2017 and 2018, and the period between January 1, 2019 and June 11, 2019. The amount of lease income was US$615 for the period between June 12, 2019 and December 31, 2019.

IT service income from CIH

The Company entered into an IT service agreement with CIH, pursuant to which CIH agrees to utilize Fang’s server and other IT services. The agreement is effective from June 11, 2019. US$756 of IT service income incurred during the period from June 11, 2019 to December 31, 2019.

Software license income from CIH

The Company entered into a software license agreement with CIH, pursuant to which, Fang agrees to license the right of using certain of its software at annual royalty fee of US$72. The term of the software license agreement is 10 years. The agreement is effective from June 11, 2019. US$40 of IT service income incurred during the period from June 11, 2019 to December 31, 2019.

After the completion of the separation, there were certain cash collections and cash payments on behalf of each other between the Company and CIH from June 11, 2019 to December 31, 2019. In November 2019, the Company entered into an agreement with CIH to settle all such balances with CIH on a quarterly basis in net amounts. The balance of US$317 as of December 31, 2019 represents the net amount due to CIH, after offsetting with an equivalent amount due from CIH of US$9,258.

Disposal of subsidiaries to Shanghai Yuyue

The Company sold 100% equity interest of 42 entities which used to operate the marketing, listing, leads generating services and ecommerce business to Shanghai Yuyue, an entity controlled by Mr. Vincent Tianquan Mo, the controlling shareholder of the Company in 2019. Revenues generated by these entities were US$8,746 for the year ended December 31, 2018 and US$1,450 before their disposal in 2019. Upon the disposal, Shanghai Yuyue assumes net liabilities of these entities at carrying amount. Accordingly, there was no disposal gain or loss as a result of the transaction.

19.         RELATED PARTY TRANSACTIONS (continued)

For the year ended December 31, 2019, noncash net liability distributed to Shanghai Yuyue in connection with the disposal of subsidiaries were US$8,772.

Prepayment for purchase from Wanli

The Company entered into an agreement with Wanli and its affiliate in 2019 to purchase data and services for a total consideration of US$275. The Company has prepaid US$275 in cash in 2019.  As of December 31, 2019, the Company has not received the related data and services from Wanli.

c)   The Company had the following related party balances as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	—	369
- Wanli	—	275
	—	644

19.         RELATED PARTY TRANSACTIONS (continued)

	As of December 31,
	2018	2019
	US$	US$
Amounts due to a related party:
- Beihai Silver Beach	19	—
- Shanghai Yuyue	—	8,910
- CIH	—	317
	19	9,227